Summary of Available-For-Sale Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments (Detail) - USD ($)
$ in Thousands
	May 31, 2018	May 31, 2017
Investments Debt And Equity Securities [Abstract]
Total investments with unrealized losses, fair value	$ 106,253	$ 59,987
Unrealized losses with a loss position for less than 12 months, fair value	68,376	40,854
Unrealized losses with a loss position for more than 12 months, fair value	37,877	19,133
Total investments with unrealized losses, gross unrealized losses	(4,527)	(3,505)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(1,570)	(2,983)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (2,957)	$ (522)